Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

NOTE 6 - INTANGIBLE ASSETS:

a.	Composition

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during the	at end	beginning	during	during the	at end	December 31,
2018:	of year	the year	year	of year	of year	the year	year	of year	2018
	U.S. dollar in thousands
Technology	1,955	308	-	2,263	1,199	270	-	1,469	794
Contractual customer relations	38	-	-	38	30	6	-	36	2
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	308	-	2,824	1,229	276	-	1,505	1,319

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during the	at end	beginning	during	during the	at end	December 31,
2017:	of year	the year	year	of year	of year	the year	year	of year	2017
	U.S. dollar in thousands
Technology	1,955	-	-	1,955	954	245	-	1,199	756
Contractual customer relations	38	-	-	38	24	6	-	30	8
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	-	-	2,516	978	251	-	1,229	1,287

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during the	at end	beginning	during	during the	at end	December 31,
2016:	of year	the year	year	of year	of year	the year	year	of year	2016
	U.S. dollar in thousands
Technology	1,955	-	-	1,955	709	245	-	954	1,001
Contractual customer relations	38	-	-	38	18	6	-	24	14
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	-	-	2,516	727	251	-	978	1,538

b.	Testing of goodwill impairment

As of December 31, 2018 and 2017, the recoverable amount of the Company, which constitutes a single CGU, is calculated on the basis of its fair value less cost to sell of Company's share. As of December 31, 2018 and 2017, the recoverable amount exceeded the Company's equity.

c.	Intellectual property purchase

On July 2, 2018, Safe-T completed the purchase of the intellectual property of CyKick Labs Ltd. (hereinafter "CyKick") and the assumption of a royalty liability to the IIA, in consideration of $236 thousand, allocated on a relative basis to the purchased technology ($308 thousand) and IIA liability ($72 thousand). The purchased technology is aimed to recognize hostile attacks on online services through the identification of the users' anomalous behavior. The amortization is classified to cost of revenues and is calculated for 6 years using the straight-line method over the technology's useful life. For further details see Note 10(b).